JPMorgan Short Duration Core Plus Fund Average Annual Total Returns - R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
BLOOMBERG 1-5 YEAR GOVERNMENT/CREDIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.76%	1.29%	1.66%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		5.20%	2.11%	2.95%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.51%	0.92%	1.52%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.05%	1.10%	1.61%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg 1-5 Year Government/Credit Index to the Bloomberg U.S. Aggregate Index.